Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2020
Entity Registrant Name	dei_EntityRegistrantName	ADVISORONE FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001029068
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	adv
Document Creation Date	dei_DocumentCreationDate	Sep. 01, 2020
Document Effective Date	dei_DocumentEffectiveDate	Sep. 01, 2020
Prospectus Date	rr_ProspectusDate	Sep. 01, 2020
Milestone Treasury Obligations Fund Investor Class Shares Member | Milestone Treasury Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Milestone Treasury Obligations Fund (the “Fund”) is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2021
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example only accounts for the Fund’s expense limitation in place through its expiration period, August 31, 2021. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a fundamental policy, which cannot be changed without shareholder approval, the Fund invests only in:

• U.S. Treasury obligations maturing in 397 days or less.

• Repurchase agreements fully collateralized by U.S. Treasury obligations.

The Fund may invest in U.S. Treasury obligations or repurchase agreements without limit in order to qualify as a “government money market fund” in connection with amendments adopted by the U.S. Securities and Exchange Commission to Rule 2a-7 and other rules governing money market funds, under the Investment Company Act of 1940, as amended. Although the Fund intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption. As a government money market fund, the Fund must invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are “collateralized fully” (i.e., backed by cash or government securities). Additionally, as a government money market fund, the Fund is not required to impose a liquidity fee and/or temporary redemption gate if the Fund’s weekly liquid assets fall below 30% of its total assets. While the Fund’s Board of Trustees may elect to subject the Fund to liquidity fee and gate requirements in the future, it has not elected to do so at this time.

The Fund will maintain an average maturity computed on a dollar-weighted basis of 60 days or less and a dollar-weighted average life of 120 days or less.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Although the Fund invests in short-term Treasury obligations, an investment in the Fund is subject to risk even if all securities in the Fund are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Fund. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from a decline in the value of those securities, reduced levels of income, and expenses of enforcing its rights. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund
RIsk Not Insured [Text]	rr_RiskNotInsured	While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and tables below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Investor Class shares of the Fund from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance. Performance for the periods prior to January 20, 2012 is that of the Treasury Obligations Portfolio, a series of The Milestone Funds, the predecessor of the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information for AdvisorOne Funds is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Investor Class shares of the Fund from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-811-0225
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisoronefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns for Years Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	June 30, 2019	0.50%
Worst Quarter	September 30, 2015	0.00%*

*	Less than 0.005%

Year to Date Return, Label	rr_YearToDateReturnLabel	The Investor Class Shares’ year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none	[1]
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2019)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Investor Class Shares’ seven-day current yield on December 31, 2019 was 1.12%. The Investor Class Shares’ year-to-date return as of June 30, 2020 was 0.21%.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Investor Class Shares’ seven-day current yield
Money Market Seven Day Yield, Date	adv_MoneyMarketSevenDayYieldDate	Dec. 31, 2019
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	1.12%
Milestone Treasury Obligations Fund Investor Class Shares Member | Milestone Treasury Obligations Fund | Lipper U.S. Treasury Money Market Funds Index
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MTIXX
1 Year	rr_AverageAnnualReturnYear01	1.89%
5 Years	rr_AverageAnnualReturnYear05	0.77%
10 Years	rr_AverageAnnualReturnYear10	0.39%
Milestone Treasury Obligations Fund Investor Class Shares Member | Milestone Treasury Obligations Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.22%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.44%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 43
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	87
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	135
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 277
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.15%
Annual Return 2017	rr_AnnualReturn2017	0.62%
Annual Return 2018	rr_AnnualReturn2018	1.42%
Annual Return 2019	rr_AnnualReturn2019	1.79%
1 Year	rr_AverageAnnualReturnYear01	1.79%
5 Years	rr_AverageAnnualReturnYear05	0.80%
10 Years	rr_AverageAnnualReturnYear10	0.40%
Since Inception	rr_AverageAnnualReturnSinceInception	2.22%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 1994
Milestone Treasury Obligations Fund Institutional Class Shares Member | Milestone Treasury Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Milestone Treasury Obligations Fund (the “Fund”) is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2021
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example only accounts for the Fund’s expense limitation in place through its expiration period, August 31, 2021. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a fundamental policy, which cannot be changed without shareholder approval, the Fund invests only in:

• U.S. Treasury obligations maturing in 397 days or less.

• Repurchase agreements fully collateralized by U.S. Treasury obligations.

The Fund may invest in U.S. Treasury obligations or repurchase agreements without limit in order to qualify as a “government money market fund” in connection with amendments adopted by the U.S. Securities and Exchange Commission to Rule 2a-7 and other rules governing money market funds under the Investment Company Act of 1940, as amended. Although the Fund intends to be fully invested in these instruments, it may hold a de minimis amount of cash for a short period prior to investment or payment of the proceeds of redemption. As a government money market fund, the Fund must invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are “collateralized fully” (i.e., backed by cash or government securities). Additionally, as a government money market fund, the Fund is not required to impose a liquidity fee and/or temporary redemption gate if the Fund’s weekly liquid assets fall below 30% of its total assets. While the Fund’s Board of Trustees may elect to subject the Fund to liquidity fee and gate requirements in the future, it has not elected to do so at this time.

The Fund will maintain an average maturity computed on a dollar-weighted basis of 60 days or less and a dollar-weighted average life of 120 days or less.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Although the Fund invests in short-term Treasury obligations, an investment in the Fund is subject to risk even if all securities in the Fund are paid in full at maturity. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Fund. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the Fund may incur losses arising from a decline in the value of those securities, reduced levels of income, and expenses of enforcing its rights. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund
RIsk Not Insured [Text]	rr_RiskNotInsured	While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and tables below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional Class shares of the Fund from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance. Performance for the periods prior to January 20, 2012 is that of the Treasury Obligations Portfolio, a series of The Milestone Funds, the predecessor of the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information for AdvisorOne Funds is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional Class shares of the Fund from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-811-0225
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisoronefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns for Years Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	June 30, 2019	0.71%
Worst Quarter	September 30, 2015	0.00%

Year to Date Return, Label	rr_YearToDateReturnLabel	The Institutional Class Shares’ year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2019)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Institutional Class Shares’ seven-day current yield on December 31, 2019 was 1.38%. The Institutional Class Shares’ year-to-date return as of June 30, 2020 was 0.29%.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Institutional Class Shares’ seven-day current yield
Money Market Seven Day Yield, Date	adv_MoneyMarketSevenDayYieldDate	Dec. 31, 2019
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	1.38%
Milestone Treasury Obligations Fund Institutional Class Shares Member | Milestone Treasury Obligations Fund | Lipper U.S. Treasury Money Market Funds Index
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MTOXX
1 Year	rr_AverageAnnualReturnYear01	1.89%
5 Years	rr_AverageAnnualReturnYear05	0.77%
10 Years	rr_AverageAnnualReturnYear10	0.39%
Milestone Treasury Obligations Fund Institutional Class Shares Member | Milestone Treasury Obligations Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	64
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	113
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 255
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.16%
Annual Return 2017	rr_AnnualReturn2017	0.66%
Annual Return 2018	rr_AnnualReturn2018	1.67%
Annual Return 2019	rr_AnnualReturn2019	2.18%
1 Year	rr_AverageAnnualReturnYear01	2.18%
5 Years	rr_AverageAnnualReturnYear05	0.93%
10 Years	rr_AverageAnnualReturnYear10	0.47%
Since Inception	rr_AverageAnnualReturnSinceInception	2.33%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 20, 1995

[1]	Less than 0.005%
[2]	The Fund's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until August 31, 2021, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 0.45% of the Fund's average daily net assets for Investor Class Shares of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Fund's Board of Trustees on 60 days written notice to the Fund's adviser.
[3]	The Milestone Treasury Obligations Fund Investor Class Shares commenced operations on December 30, 1994.
[4]	The Fund's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until August 31, 2021, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 0.20% of the Fund's average daily net assets for Institutional Class Shares of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Fund's Board of Trustees on 60 days written notice to the Fund's adviser.
[5]	The Milestone Treasury Obligations Fund Institutional Class shares commenced operations on June 20, 1995.